Investment in an Equity Investee (Tables)	12 Months Ended
Jun. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in an equity investee
Investment

Urban Tea Management Inc.	$210,000
Less: Share of results of Urban Tea Management Inc.	(22,245)
$187,755